Vanguard Funds
Supplement Dated August 6, 2026, to the Prospectuses and Summary Prospectuses

Effective today, one or more new portfolio managers have been added as co-portfolio managers of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). With the exception of Vanguard Municipal Low Duration Fund, these portfolio managers replace Justin Schwartz, who previously served as portfolio manager or co-portfolio manager, and will now lead Vanguard’s Municipal Bond Group.
Accordingly, all references to Mr. Schwartz have been removed from the corresponding impacted Funds’ Prospectuses and Summary Prospectuses. The impacted Funds’ investment objectives, strategies, and policies remain unchanged.
Impacted Fund	Portfolio Manager(s)
Vanguard Intermediate-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Tax-Exempt Bond Index Fund	John P. Grimes and Stephen Lombardelli
Vanguard Long-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Municipal Money Market Fund	Michael Davis
Vanguard New York Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard California Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Short-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Municipal Low Duration Fund	Michael Davis
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Fund Summary section for each impacted Fund, as appropriate:
John P. Grimes, CFA, Portfolio Manager at Vanguard Capital Management (VCM). He has co-managed the Fund since August 2026.
Stephen Lombardelli, CFA, Portfolio Manager at VCM. He has co-managed the Fund since August 2026.

Michael Davis, CFA, Portfolio Manager at VCM. He has co-managed the Fund since August 2026.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Fund(s) section for each impacted Fund, as appropriate:
John P. Grimes, CFA, Portfolio Manager at VCM. He has been with Vanguard since 1998, has worked in investment management since 2008, has managed investment portfolios since 2017, and has co-managed the Fund since August 2026. Education: B.A., Marquette University; M.B.A., Saint Joseph’s University.
Stephen Lombardelli, CFA, Portfolio Manager at VCM. He has been with Vanguard since 2012, has worked in investment management since 2015, has managed investment portfolios since 2026, and has co-managed the Fund since August 2026. Education: B.S. and M.B.A from Drexel University.
Michael Davis, CFA, Portfolio Manager at VCM. He has been with Vanguard since 2009, has worked in investment management since 2012, has managed investment portfolios since 2026, and has co-managed the Fund since August 2026. Education: B.S., Villanova University.

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© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS PMK 082026

Vanguard Wellington Fund

Supplement Dated August 6, 2026, to the Statement of Additional Information Dated March 27, 2026

Effective today, John Grimes and Stephen Lombardelli have been appointed co-portfolio managers of the Vanguard Short-Term Tax-Exempt Bond ETF (the Fund). These portfolio managers replace Justin Schwartz, who previously served as portfolio manager of the Fund, and will now lead Vanguard’s Municipal Bond Group.
The Fund’s investment objectives, strategies, and policies remain unchanged.
The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of November 30, 2025, for all funds within the Trust. The table and text below provide updated information as of June 30, 2026, relating only to the portfolio manager(s) that have been added to the Fund.

Other Accounts Managed
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
John P. Grimes	Registered investment companies	10	$86.9B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Stephen Lombardelli	Registered investment companies	6	$56.0B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities
As of June 30, 2026, Mr. Lombardelli owned shares of the Fund in the range of $1 - $10,000. Mr. Grimes did not own any shares of the Fund.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 021A 082026